Accrued Expenses (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Accrued Expenses [Abstract]
Salaries	$ 20,861	$ 18,750	$ 16,000
Reimbursable expenses	2,686	196	27,334
Consulting fees	30,000	18,574	5,698
Royalty fees		35,000	20,000
Investment banking fees		45,000	0
Interest expense - convertible note		17,497	247
Total accrued expenses	$ 53,547	$ 135,017	$ 69,279